INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - Other Unconsolidated affiliates - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Receivable | Related Party
Schedule of Equity Method Investments [Line Items]
Due from affiliates	$ 2,374	$ 4,138
Other Assets
Schedule of Equity Method Investments [Line Items]
Due from affiliates	8,132	9,220
Accounts Payable
Schedule of Equity Method Investments [Line Items]
Accounts Payable	(9,788)	(10,514)
Trade Accounts Receivable | Related Party
Schedule of Equity Method Investments [Line Items]
Due from affiliates	$ 26,053	$ 25,066